Shareholders’ Equity (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Aug. 16, 2018 USD ($) $ / shares shares
Shareholders’ Equity [Line Items]
Designated shares	300,000,000	300,000,000
Designated par value (in Dollars per share) | $ / shares	$ 0.002
After-tax profits rate	10.00%
Reserve fund percentage	50.00%
Statutory reserve amount	$ 35,599,512	¥ 242,464,718
Retained earnings for their statutory reserves	$ 2,921,267	¥ 19,896,456	¥ 20,868,471
Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars) | $					$ 1,500,000
Divided shares					750,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1,005,778	1,005,778	1,005,778
Shares par value (in Dollars per share) | $ / shares	$ 0.002			$ 0.002
Ordinary shares, outstanding	1,005,778	1,005,778	1,005,778
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares					37,500,000
Shares par value (in Dollars per share) | $ / shares					$ 0.002
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	17,379,276	17,379,276	17,379,276
Shares par value (in Dollars per share) | $ / shares	$ 0.002			$ 0.002
Voting shares, description	Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Ordinary shares, outstanding	17,379,276	17,379,276	17,379,276
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares					412,500,000
Shares par value (in Dollars per share) | $ / shares					$ 0.002